UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:__811-21443______

_______BlackRock Dividend Achievers Trust_______
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President

BlackRock Dividend Achievers Trust

__________40 East 52nd Street, New York, NY 10022__________
(Name and address of agent for service)

Registrant's telephone number, including area code:_888-825-2257__________________

Date of fiscal year end: October 31, 2005

Date of reporting period:__January 31, 2005_________________________________

Item 1. Schedule of Investments.

The registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
JANUARY 31, 2005

 BlackRock Dividend Achievers Trust (BDV)

Shares	Description	Value

	COMMON STOCKS—99.4%
	Automotive—0.8%
142,900	Genuine Parts Co.	$ 6,048,957

	Basic Materials—1.7%
1,854	Neenah Paper, Inc.	59,124
80,000	PPG Industries, Inc.	5,502,400
225,500	RPM International, Inc.	3,975,565
167,000	Sonoco Products Co.	4,335,320

		13,872,409

	Conglomerates—3.0%
672,000	General Electric Co.	24,279,360

	Consumer Products—14.4%
617,000	Altria Group, Inc.	39,383,110
291,000	Coca-Cola Co. (The)	12,073,590
950,000	ConAgra Foods, Inc.	28,025,000
103,200	Kimberly-Clark Corp.	6,760,632
125,000	May Department Stores Co. (The)	4,237,500
125,000	McDonald’s Corp.	4,048,750
49,400	Procter & Gamble Co. (The)	2,629,562
524,400	Sara Lee Corp.	12,312,912
48,300	Stanley Works (The)	2,297,148
85,300	Universal Corp.	4,031,278

		115,799,482

	Energy—14.5%
724,000	ChevronTexaco Corp.	39,385,600
407,100	Consolidated Edison, Inc.	17,859,477
267,700	Exxon Mobil Corp.	13,813,320
117,000	National Fuel Gas Co.	3,299,400
251,000	Nicor, Inc.	9,266,920
42,900	Peoples Energy Corp.	1,837,407
199,700	Pinnacle West Capital Corp.	8,327,490
339,300	Progress Energy, Inc.	15,014,025
104,100	Vectren Corp.	2,874,201
67,600	WGL Holdings, Inc.	2,052,336
56,900	WPS Resources Corp.	2,907,590

		116,637,766

	Financial Institutions—44.1%
60,000	American International Group, Inc.	3,977,400
780,600	AmSouth Bancorp	19,468,164
842,200	Bank of America Corp.	39,052,814
634,100	BB&T Corp.	25,027,927
791,300	Citigroup, Inc.	38,813,265
64,400	Citizens Banking Corp.	2,013,144
281,400	Comerica, Inc.	16,281,804
346,000	Fifth Third Bancorp	16,078,620
52,600	FirstMerit Corp.	1,393,900
109,800	Hibernia Corp.	2,889,936
59,100	Hudson United Bancorp	2,172,516
723,200	Keycorp	24,169,344
176,200	Lincoln National Corp.	8,129,868
232,100	Marsh & McLennan Cos., Inc.	7,543,250
151,000	MBNA Corp.	4,013,580
54,366	Mercantile Bankshares Corp.	2,752,551
783,800	National City Corp.	27,864,090
432,000	North Fork Bancorporation, Inc.	12,398,400
66,000	People’s Bank	2,443,980
587,175	Regions Financial Corp.	18,789,600
59,000	Suntrust Bank, Inc.	4,249,180
69,000	T. Rowe Price Group, Inc.	4,129,650

1

 BlackRock Dividend Achievers Trust (BDV) (continued)

Shares	Description	Value

	Financial Institutions—(continued)
93,100	Valley National Bancorp	$ 2,401,980
6,530	Washington Federal, Inc.	170,107
908,000	Washington Mutual, Inc.	36,637,800
469,700	Wells Fargo & Co.	28,792,610
62,300	Wilmington Trust Corp.	2,166,170

		353,821,650

	Heath Care—9.9%
174,100	Abbott Laboratories	7,837,982
170,200	Eli Lilly & Co.	9,231,648
257,500	Johnson & Johnson	16,660,250
775,200	Merck & Co., Inc.	21,744,360
976,000	Pfizer, Inc.	23,580,160

		79,054,400

	Industrials—2.2%
27,900	Emerson Electric Co.	1,875,996
184,000	Pitney Bowes, Inc.	8,232,160
134,400	RR Donnelley & Sons Co.	4,495,680
207,200	ServiceMaster Co.	2,670,808

		17,274,644

	Real Estate—3.3%
274,000	General Growth Properties, Inc. (REIT)	8,704,980
184,400	Health Care Property Investors, Inc. (REIT)	4,787,024
134,000	Kimco Realty Corp. (REIT)	7,099,320
17,400	Lexington Corporate Properties Trust (REIT)	372,360
243,200	United Dominion Realty Trust, Inc. (REIT)	5,403,904

		26,367,588

	Telecommunications—5.5%
144,000	Alltel Corp.	7,925,760
1,538,000	SBC Communications, Inc.	36,542,880

		44,468,640

	Total Common Stocks (cost $760,331,381)	797,624,896

	Money Market Fund—0.4%
3,427,376	Fidelity Institutional Money Market Prime Portfolio (cost $3,427,376)	3,427,376

	Total Investments—99.8% (cost $763,758,757)	$801,052,272
	Assets in excess of liabilities—0.2%	1,633,639

	Net Assets—100.0%	$802,685,911

	A category may contain multiple industries as defined by the SEC’s Standard Industry Codes.

KEY TO ABBREVIATIONS

REIT   —   Real Estate Investment Trust

2

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures are effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the registrant’s principal executive and financial officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)___BlackRock Dividend Achievers Trust___

By:    /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer
Date: April 1, 2005

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: Principal Executive Officer
Date: April 1, 2005

By:    /s/ Henry Gabbay
Name: Henry Gabbay
Title: Principal Financial Officer
Date: April 1, 2005